FLQL-P1 09/26

FRANKLIN TEMPLETON ETF TRUST

SUPPLEMENT DATED SEPTEMBER 8, 2026

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

EACH DATED AUGUST 1, 2026, OF

FRANKLIN U.S. LARGE CAP MULTIFACTOR INDEX ETF

(THE “FUND”)

Important Notice Regarding Change in Investment Policy and Name

This supplement is intended to provide advance notice to shareholders regarding changes to the Fund, including its name and related 80% investment policy, investment goal and principal investment strategies, as approved by the Board of Trustees (the “Board”) of the Franklin Templeton ETF Trust, as described further below.

On September 3, 2026, the Board approved changes to the Fund’s name, investment goal and principal investment strategies, including its 80% investment policy, to reflect the Fund’s new investment approach as an actively managed portfolio. In addition, the Board approved changes to the Fund’s sub-advisors and portfolio management team.

Therefore, effective on or about December 1, 2026 (the “Effective Date”), the Fund’s Summary Prospectus, Prospectus and SAI are revised as follows:

I.	Name, Investment Goal and Principal Investment Strategies Changes

On the Effective Date, the Fund will be renamed the Franklin Core U.S. Enhanced Equity ETF and the Fund’s new investment goal will be to seek capital appreciation and the Prospectus is revised accordingly.

In pursuing its new investment goal, the Fund will no longer seek to track the investment results of an underlying index and will instead be actively managed. The Fund will seek to achieve its investment goal by investing in an “enhanced” portfolio of U.S. large capitalization equity securities selected from the Fund’s investable universe, which generally includes equity securities of companies in the Russell 1000 Index and/or the S&P 500 Index. The security selection process for the Fund will combine a proprietary multi-factor scoring model designed to evaluate securities based on favorable exposure to certain factors with an “alpha signal” that leverages a quantitative process to extract individual conviction rankings derived from portfolio holdings data across a number of actively managed U.S. large capitalization equity accounts/

strategies managed by Franklin Advisers, Inc. (FAV) as well as the following Franklin Templeton specialized investment managers serving as non-discretionary sub-advisors to the Fund: Putnam Investment Management, LLC and ClearBridge Investments, LLC. The Fund may also invest up to 10% of its total assets in foreign securities and will invest in both growth and value stocks, or in stocks with characteristics of both (“core” style of investing).

As of the Effective Date, the Fund will implement corresponding changes to its principal investment strategies and principal risks which will be incorporated in a post-effective amendment to the Fund’s registration statement.

In connection with these changes, the Fund will no longer measure its performance based on tracking correlation to the LibertyQ U.S. Large Cap Equity Index (the “Underlying Index”) and will no longer use the Underlying Index as a tailored benchmark for performance comparison purposes. The Fund will also change its broad-based benchmark from the Russell 3000 Index to the S&P 500 Index.

Accordingly, as of the Effective Date, the Fund will be renamed the Franklin Core U.S. Enhanced Equity ETF, and the Fund’s 80% investment policy is revised as follows: Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. equity securities. The Fund considers U.S. issuers to include U.S. traded companies or companies domiciled, or having their principal activities, in the U.S.

Additional information regarding the Fund’s principal investment strategies and risks under its new investment approach will be provided to shareholders on or around the Effective Date indicated above.

The Fund’s fees and expenses will not change as a result of the revisions to the Fund’s name, 80% policy, investment goal and principal investment strategies described above.

II.	Sub-Advisor Changes

1.

On the Effective Date, Franklin Templeton Institutional, LLC (“FT Institutional”) will cease to serve as a sub-advisor to the Fund. Accordingly, all references to, and information regarding, FT Institutional as a sub-advisor to the Fund are deleted in their entirety effective December 1, 2026.

2.	The following replaces the information contained in the “Fund Summary—Sub-Advisor” section of the Fund’s Summary Prospectus and Prospectus:

Sub-Advisors

Franklin Advisers, Inc. (Advisers)

Putnam Investment Management, LLC (Putnam Management)

ClearBridge Investments, LLC (ClearBridge Investments)

Putnam Management and ClearBridge Investments serve as non-discretionary sub-advisors to the Fund. For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisors, as applicable.

3.	The following replaces the second paragraph of the “Fund Details—Management” section of the Prospectus with respect to the Fund:

Under separate agreements with Franklin Advisory Services, LLC, each of Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, Putnam Investment Management, LLC (Putnam Management), 100 Federal Street, Boston, Massachusetts 02110 and ClearBridge Investments, LLC (ClearBridge Investments), One Madison Avenue, New York, New York 10010 serve as the Fund’s sub-advisors. Advisory Services provides administrative and certain oversight services to the Fund. Advisers provides Advisory Services with investment management advice (which may include research and analysis services) and provides the day-to-day portfolio management of the Fund. Putnam Management and ClearBridge Investments provide Advisory Services with investment research, advice and recommendations on a non-discretionary basis in the form of one or more investment model portfolios. Advisers is a wholly owned subsidiary of Franklin Templeton, Inc. (FTI) and Putnam Management and ClearBridge Investments are indirect, wholly-owned subsidiaries of FTI. Investment advisory responsibilities and fees may be reallocated periodically between Advisory Services and Advisers.

4.	The following replaces the first sentence of the paragraph discussing the Fund’s unified management fee in the “Fund Details—Management” section of the Prospectus with respect to the Fund:

The Fund pays Advisory Services a unified management fee for managing the Fund’s assets and Advisory Services pays Advisers, Putnam Management and ClearBridge Investments for their services.

5.	The following replaces the fifth paragraph of the “Management and Other Services—Investment manager and services provided” section of the SAI with respect to the Fund:

The Fund’s sub-advisors are Franklin Advisers, Inc. (Advisers), Putnam Investment Management, LLC (Putnam Management) and ClearBridge Investments, LLC (ClearBridge Investments). The sub-advisors each have an agreement with Advisory Services. Advisory Services provides administrative and certain oversight services to the Fund. Advisers provides Advisory Services with investment management advice, research and assistance and Putnam Management and ClearBridge provide Advisory Services with investment research, advice and recommendations on a non-discretionary basis in the form of one or more investment model portfolios. The sub-advisors’ activities are subject to the board’s review and oversight, as well as Advisory Services’ instruction and supervision. Investment advisory responsibilities and fees may be reallocated periodically between Advisory Services and Advisers.

6.	The following is added as the last paragraph of the “Management and Other Services—Management fees” section of the SAI with respect to the Fund:

Advisory Services pays Advisers, Putnam Management and ClearBridge Investments for their services to the Fund.

III.	Portfolio Manager Changes

1.

On the Effective Date, the following replaces the references to Dina Ting, Hailey Harris, Joe Diederich and Basit Amin in the “Fund Summary—Portfolio Managers” section of the Fund’s Summary Prospectus and Prospectus:

Brett E. Risser

Portfolio Manager of Advisers and portfolio manager of the Fund since December 2026.

Adrian H. Chan, CFA

Portfolio Manager of Advisers and portfolio manager of the Fund since December 2026.

Jacqueline Kenney, CFA

Portfolio Manager of Advisers and portfolio manager of the Fund since December 2026.

2.	The following replaces the references to Dina Ting, Hailey Harris, Joe Diederich and Basit Amin in the “Fund Details – Management” section of the Prospectus with respect to the Fund:

Brett E. Risser Portfolio Manager of Advisers

Mr. Risser has been a portfolio manager of the Fund since December 2026. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Risser was a portfolio manager for Putnam Management, which he joined in 2003.

Adrian H. Chan, CFA Portfolio Manager of Advisers

Mr. Chan has been a portfolio manager of the Fund since December 2026. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Chan was a portfolio manager for Putnam Management, which he joined in 2003.

Jacqueline Kenney, CFA Portfolio Manager of Advisers

Ms. Kenney has been a portfolio manager of the Fund since December 2026. She joined Franklin Templeton in 2010.

Please retain this supplement for future reference.